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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:               Whitney Holdings LLC
                 -------------------------------
   Address:            130 Main Street
                 -------------------------------
                       New Canaan, CT 06840
                 -------------------------------

Form 13F File Number: 28-05743
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Daniel J. O'Brien
         -------------------------------
Title:          Manager
         -------------------------------
Phone:          203-716-6140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Daniel J. O'Brien               New Canaan, CT     November 7, 2008
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                    2
                                        --------------------

Form 13F Information Table Value Total:              $13,319
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                              13F INFORMATION TABLE
                               September 30, 2008

Column 1        Column 2    Column 3   Column 4    Column 5                       Column 6      Column 7          Column 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                TITLE OF                VALUE      SHARES OR            PUT/     INVESTMENT      OTHER    ------------------------
NAME OF ISSUER   CLASS       CUSIP     (x$1000)     PRN AMT    SH/PRN   CALL     DISCRETION     MANAGERS     SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
KNOLOGY, INC.     COM      499183804     12,792    1,585,122     SH            SHARED-DEFINED     NONE     1,585,122
THOMAS WEISEL
 PARTNERS GRP     COM      884481102        527       62,483     SH            SHARED DEFINED     NONE        62,483